Leases	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Leases
16	Leases

(a)	Amounts recognized in the balance sheet

The balance sheet shows the following amounts relating to leases:

	As at 31 December
	2019 RMB’000	2020 RMB’000
Right-of-use assets
Land use rights	320,212	397,808
Buildings	22,205	11,221
Equipment	168	879
Others	1,275	893

	343,860	410,801

Lease liabilities
Current	11,450	9,352
Non-current	10,593	3,119

	22,043	12,471

For the year ended 31 December 2020, additions to the right-of-use assets were RMB 109,238 thousands (2019: RMB 33,980 thousands, 2018: Nil), including RMB 102,283 thousands generated by the acquisition of a subsidiary (Note 20(a)).

(b)	Amounts recognized in the income statement

The income statement shows the following amounts relating to leases:

	2019 RMB’000	2020 RMB’000
Depreciation charge of right-of-use assets
Land use rights	(14,814)	(15,965)
Buildings	(12,541)	(15,481)
Equipment	(74,025)	(449)
Others	(618)	(758)

	(101,998)	(32,653)

Interest expense (included in Finance expenses)	(2,570)	(887)
Expense relating to short-term leases (included in Cost of sales)	(2,961)	(3,731)

The total cash outflow for leases in 2020 was RMB 20,204 thousands (2019: RMB 94,441 thousands, 2018: Nil).